As filed with the Securities and Exchange Commission on January 31, 2003

Securities Act File No. 33-53887
Investment Company Act File No. 811-7177

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x

Pre-Effective Amendment No.	¨

Post-Effective Amendment No. 15	x

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	x

Amendment No. 16	x
(Check appropriate box or boxes)

THE ASSET PROGRAM, INC.

Merrill Lynch Mid Cap Value Fund
Mercury U.S. Government Securities Fund
Mercury Growth Opportunity Fund
(Exact name of Registrant as specified in charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 609-282-2800

TERRY K. GLENN
The Asset Program, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Copies to:

Counsel for the Fund: FRANK P. BRUNO, Esq. Sidley Austin Brown & Wood LLP 787 Seventh Avenue New York, New York 10019-6018	PHILIP L. KIRSTEIN, Esq. Fund Asset Management, L.P. PO Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box):
x	immediately upon filing pursuant to paragraph (b)
¨	on (date) pursuant to paragraph (b)
¨	60 days after filing pursuant to paragraph (a)(1)
¨	on (date) pursuant to paragraph (a)(1)
¨	75 days after filing pursuant to paragraph (a)(2)
¨	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
¨	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:    Shares of Common Stock, par value $.10 per share.

This Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File No. 33-53887) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated February 4, 2003, to the Registrant’s current Prospectus and Statement of Additional Information, and (3) Part C to the Registration Statement (including signature page). Parts A and B to the Registration Statement, were previously filed on May 29, 2002 in connection with Post-Effective Amendment No. 14 to the Registration Statement.

This Post-Effective Amendment No. 15 to the Registration Statement is being filed to: (1) describe the features of the Registrant’s Class R shares, (2) provide certain additional information with respect to the Registrant’s Class C shares, (3) provide updated financial information for the Registrant, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

Merrill Lynch Mid Cap Value Fund

AMENDMENT DATED FEBRUARY 4, 2003 TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED MAY 29, 2002

Effective February 4, 2003, Merrill Lynch Mid Cap Value Fund began offering Class R shares to certain qualified investors. This amendment to the Fund’s Prospectus and Statement of Additional Information, which should be read in conjunction with such documents, describes the features of the Fund’s Class R shares, provides certain additional information with respect to the Fund’s Class C shares, and provides updated financial information for the Fund.

MID CAP COMPANIES

The definition of mid cap companies found on page three of the prospectus and page two of the Statement of Additional Information is deleted and replaced With the following;

Mid Cap market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap (registered trademark) or the S&P MidCap (registered trademark) at the time of the Fund's investment, Companies whose capitalization no longer meets this definition after purchase continue to be considered companies to have a mid market capitalization for purposes of the 80% policy. As of December 31, 2002 the Russell Mid Cap included companies with capitalizations up to $13.27 billion and the S&P MidCap included companies with capitalizations up to $7.29 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index.

PERFORMANCE INFORMATION

The Fund’s return as of December 31, 2002 for the Fund’s Class B shares was -25.53%. The Fund’s Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Fund’s Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Fund’s Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select PricingSM System” in this Amendment for more information about the Fund’s Class R shares.

The contingent deferred sales charge for the Fund’s Class B shares is not reflected in the Fund’s return. If this amount were reflected, the return for the Fund would be less than that shown above. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH MID CAP VALUE FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities

FEES AND EXPENSES

The Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.65%

Distribution and/or Service (12b-1) Fees(b)	0.50%

Other Expenses (including transfer agency fees)(c)	0.39%

Total Annual Fund Operating Expenses	1.54%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account —How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s Prospectus.
(b)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Fund’s Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.
(c)	Based on estimated amounts for the Fund’s most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Adviser or its affiliates for such services.

2	MERRILL LYNCH MID CAP VALUE FUND

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

Class R	$157	$486	$839	$1,835

EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class R	$157	$486	$839	$1,835

MERRILL LYNCH MID CAP VALUE FUND	3

MERRILL LYNCH SELECT PRICINGSM SYSTEM

With the addition of the Class R shares, the Fund offers five classes of shares. Investors in the Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.

To better understand the pricing of the Fund’s Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Fund’s current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of the Fund’s Class R shares.

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of the Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

4	MERRILL LYNCH MID CAP VALUE FUND

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund’s 2002 Semi-Annual Report. You may request a copy of the Fund’s Semi-Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

MERRILL LYNCH MID CAP VALUE FUND	5

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information, other than the information for the six-month period ended July 31, 2002, has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to shareholders, which is available upon request. The Fund’s financial statements for the six-month period ended July 31, 2002 are unaudited and included in the Fund’s Semi-Annual Report to shareholders, which is available upon request.

	Class A
Increase (Decrease) in Net Asset Value:	For the Six Months Ended July 31, 2002 (unaudited)		For the Year Ended January 31,
			2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$17.12		$16.20	$14.13	$14.18	$13.98	$13.58

Investment income (loss) — net†	—	#	.03	— #	.15	.11	.07

Realized and unrealized gain (loss) on investments — net	(3.87)		1.62	4.33	.22	1.05	2.22

Total from investment operations	(3.87)		1.65	4.33	.37	1.16	2.29

Less distributions from realized gain on investments — net	(.32)		(.73)	(2.26)	(.42)	(.96)	(1.89)

Net asset value, end of period	$12.93		$17.12	$16.20	$14.13	$14.18	$13.98

Total Investment Return:**

Based on net asset value per share	(22.63	)%##	10.56%	34.01%	2.57%	8.51%	17.12%

Ratios to Average Net Assets:

Expenses	1.04	%*	1.10%	1.47%	1.41%	1.45%	1.63%

Investment income (loss) — net	.02	%*	.19%	(.01%)	.98%	.75%	.48%

Supplemental Data:

Net assets, end of period (in thousands)	$57,041		$72,570	$3,770	$369	$359	$317

Portfolio turnover	37.54%		98.94%	153.48%	52.89%	40.10%	68.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
#	Amount is less than $.01 per share.
##	Aggregate total investment return.

6	MERRILL LYNCH MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)
	Class B
Increase (Decrease) in Net Asset Value:	For the Six Months Ended July 31, 2002 (unaudited)	For the Year Ended January 31,
		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$16.64	$15.86	$13.72	$13.92	$13.75	$13.39

Investment loss — net†	(.08)	(.12)	(.11)	(.02)	(.05)	(.09)

Realized and unrealized gain (loss) on investments — net	(3.75)	1.56	4.17	.22	1.03	2.19

Total from investment operations	(3.83)	1.44	4.06	.20	.98	2.10

Less distributions from realized gain on investments — net	(.30)	(.66)	(1.92)	(.40)	(.81)	(1.74)

Net asset value, end of period	$12.51	$16.64	$15.86	$13.72	$13.92	$13.75

Total Investment Return:**

Based on net asset value per share	(23.00)%#	9.45%	32.50%	1.45%	7.32%	15.91%

Ratios to Average Net Assets:

Expenses	2.09%*	2.17%	2.62%	2.51%	2.55%	2.72%

Investment loss — net	(1.01)%*	(.78%)	(.80%)	(.11%)	(.35%)	(.60%)

Supplemental Data:

Net assets, end of period (in thousands)	$134,716	$162,316	$67,062	$59,736	$62,419	$48,073

Portfolio turnover	37.54%	98.94%	153.48%	52.89%	40.10%	68.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
#	Aggregate total investment return.

MERRILL LYNCH MID CAP VALUE FUND	7

FINANCIAL HIGHLIGHTS (continued)
	Class C
Increase (Decrease) in Net Asset Value:	For the Six Months Ended July 31, 2002 (unaudited)	For the Year Ended January 31,
		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$16.61	$15.84	$13.70	$13.91	$13.75	$13.39

Investment loss — net†	(.08)	(.12)	(.12)	(.02)	(.06)	(.09)

Realized and unrealized gain (loss) on investments — net	(3.74)	1.55	4.18	.21	1.03	2.19

Total from investment operations	(3.82)	1.43	4.06	.19	.97	2.10

Less distributions from realized gain on investments — net	(.31)	(.66)	(1.92)	(.40)	(.81)	(1.74)

Net asset value, end of period	$12.48	$16.61	$15.84	$13.70	$13.91	$13.75

Total Investment Return:**

Based on net asset value per share	(23.03)%#	9.38%	32.55%	1.38%	7.23%	15.93%

Ratios to Average Net Assets:

Expenses	2.11%*	2.19%	2.65%	2.55%	2.58%	2.75%

Investment loss — net	(1.04)%*	(.79%)	(.84%)	(.15%)	(.39%)	(.63%)

Supplemental Data:

Net assets, end of period (in thousands)	$77,006	$80,227	$37,475	$32,543	$31,188	$22,896

Portfolio turnover	37.54%	98.94%	153.48%	52.89%	40.10%	68.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
#	Aggregate total investment return.

8	MERRILL LYNCH MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class D
Increase (Decrease) in Net Asset Value:	For the Six Months Ended July 31, 2002 (unaudited)	For the Year Ended January 31,
		2002	2001	2000	1999	1998

Per Share Operating Performance:

Net asset value, beginning of period	$17.04	$16.14	$14.05	$14.13	$13.94	$13.54

Investment income (loss) — net†	(.02)	— #	— #	.11	.07	.03

Realized and unrealized gain (loss) on investments — net	(3.85)	1.60	4.27	.22	1.04	2.22

Total from investment operations	(3.87)	1.60	4.27	.33	1.11	2.25

Less distributions from realized gain on investment — net	(.31)	(.70)	(2.18)	(.41)	(.92)	(1.85)

Net asset value, end of period	$12.86	$17.04	$16.14	$14.05	$14.13	$13.94

Total Investment Return:**

Based on net asset value per share	(22.69)%‡	10.31%	33.66%	2.35%	8.19%	16.89%

Ratios to Average Net Assets:

Expenses	1.30%*	1.36%	1.78%	1.67%	1.70%	1.89%

Investment income (loss) — net	(.22 )%*	(.02%)	.02%	.73%	.50%	.23%

Supplemental Data:

Net assets, end of period (in thousands)	$34,250	$36,225	$7,757	$5,913	$6,236	$5,314

Portfolio turnover	37.54%	98.94%	153.48%	52.89%	40.10%	68.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Based on average shares outstanding.
#	Amount is less than $.01 per share.
‡	Aggregate total investment return.

MERRILL LYNCH MID CAP VALUE FUND	9

Code # MCV-PR/SAI-0203SUP

PART C.    OTHER INFORMATION

Item 23.    Exhibits.

Exhibit Number
1(a)	—	Articles of Incorporation of the Registrant.(a)

(b)	—	Articles of Amendment of Incorporation of the Registrant filed on November 9, 1994.(a)

(c)	—	Articles of Amendment of Articles of Incorporation, filed on December 19, 1994.(d)

(d)	—	Articles of Amendment of Articles of Incorporation of the Registrant filed on July 20, 1995.(e)

(e)	—	Articles Supplementary to Articles of Incorporation of the Registrant filed on July 20, 1995.(e)

(f)	—	Articles of Amendment of Articles of Incorporation of the Registrant filed on May 21, 1996.(f)

(g)	—	Articles Supplementary to the Articles of Incorporation of the Registrant filed on December 22, 1997.(i)

(h)	—	Articles Supplementary to the Articles of Incorporation of the Registrant filed on December 28, 1998.(j)

(i)	—	Articles of Amendment to the Articles of Incorporation of the Registrant filed on February 13, 2000.(n)

(j)	—	Articles of Amendment to the Articles of Incorporation of the Registrant filed on April 3, 2000.(n)

(k)	—	Articles Supplementary to the Articles of Incorporation of the Registrant filed on February 28, 2001.(g)

(l)	—	Articles Supplementary to the Articles of Incorporation of the Registrant filed on March 20, 2002.(g)

(m)	—	Articles Supplementary to the Articles of Incorporation of the Registrant filed on May 22, 2002.(u)

(n)	—	Articles Supplementary Classifiying Shares of Authorized Capital Stock, Increasing the Authorized Capital Stock of the Corporation, and Creating an Additional Class of Common Stock, dated December 9, 2002.

2	—	By-Laws of the Registrant.(b)

3	—	Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(c)

4(a)	—	Form of Investment Advisory Agreement between Merrill Lynch Mid Cap Value Fund and Merrill Lynch Investment Managers, L.P. (“MLIM”).(l)

(b)	—	Form of Investment Advisory Agreement between Mercury Growth Opportunity Fund and Fund Asset Management, L.P. (“FAM”).(l)

(c)	—	Form of Investment Advisory Agreement between Mercury U.S. Government Securities Fund and FAM. (l)

(d)	—	Form of Sub-Advisory Agreement between MLIM and Funds Asset Management UK.(l)

(e)	—	Form of Sub-Advisory Agreement between FAM and Funds Asset Management UK.(l)

5(a)	—	Form of Distribution Agreement between Merrill Lynch Mid Cap Value Fund and FAM Distributors, Inc. (“FAMD”).(o)

(b)	—	Form of Distribution Agreement between Mercury Growth Opportunity Fund and FAMD.(o)

(c)	—	Form of Distribution Agreement between Mercury U.S. Government Securities Fund and FAMD.(o)

6	—	None.

7	—	Form of Custody Agreement between the Registrant and The Bank of New York.(g)

8(a)(1)	—	Amended and Restated Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(s)

(a)(2)	—	Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agreement.(r)

(a)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agreement, dated January 1, 2003.

(b)(1)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(h)

(b)(2)	—	Form of Second Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(t)

(b)(3)	—	Form of Third Amended and Restated Credit Agreement between the Registrant, a syndicate of banks and certain other parties.(x)

(c)	—	Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant’s use of Merrill Lynch name.(a)

(d)	—	Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant’s use of Mercury name. (l)

(e)	—	Amended and Restated Credit Agreement between the Registrant and a syndicate of banks.(h)

(f)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(p)

Exhibit Number

9	—	Opinion of Brown & Wood LLP, counsel for the Registrant.(a)

10	—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

11	—	None.

12	—	Certificate of Merrill Lynch Investment Managers, L.P.(a)

13(a)	—	Form of Amended and Restated Class B Distribution Plan of Merrill Lynch Mid Cap Value Fund.(q)

(b)	—	Form of Amended and Restated Class C Distribution Plan of Merrill Lynch Mid Cap Value Fund.(q)

(c)	—	Form of Amended and Restated Class D Distribution Plan of Merrill Lynch Mid Cap Value Fund.(q)

(d)	—	Form of Amended and Restated Class A Distribution Plan of Mercury Growth Opportunity Fund.(g)

(e)	—	Form of Amended and Restated Class B Distribution Plan of Mercury Growth Opportunity Fund.(q)

(f)	—	Form of Amended and Restated Class C Distribution Plan of Mercury Growth Opportunity Fund.(q)

(g)	—	Form of Amended and Restated Class A Distribution Plan of Mercury U.S. Government Securities Fund.(g)

(h)	—	Form of Amended and Restated Class B Distribution Plan of Mercury U.S. Government Securities Fund.(q)

(i)	—	Form of Amended and Restated Class C Distribution Plan of Mercury U.S. Government Securities Fund.(q)

(j)	—	Form of Amended and Restated Class B Distribution Plan of Merrill Lynch Growth Opportunity Fund.(q)

(k)	—	Form of Amended and Restated Class C Distribution Plan of Merrill Lynch Growth Opportunity Fund.(q)

(l)	—	Form of Amended and Restated Class D Distribution Plan of Merrill Lynch Growth Opportunity Fund.(q)

(m)	—	Form of Class R Distribution Plan of Merrill Lynch Mid Cap Value Fund.(v)

14(a)	—	Revised Merrill Lynch Select Pricing System Plan pursuant to Rule 18f-3.(w)

(b)	—	Revised Mercury Select Pricing System Plan pursuant to Rule 18f-3.(y)

15	—	Code of Ethics.(m)

(a)
Filed on December 16, 1994 as an Exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-IA (File No. 33-5388 under the Securities Act of 1933, as amended (the “Registration Statement”).

(b)	Filed on May 27, 1994 as an Exhibit to the Pre-Effective Registration Statement.

(c)
Reference is made to Articles IV, V (Sections 2, 3, 4, 5 and 6), VI, VII and IX of the Registrant’s Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b) and 1(c) to this Registration Statement; and to Articles II, III (Sections 1, 3, 5, 6 and 17), VI, VII, XII, XIII and XIV of the Registrant’s By-Laws filed as Exhibit 2 to this Registration Statement.

(d)	Filed on May 30, 1995, as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.

(e)	Filed on August 9, 1995, as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.

(f)	Filed on May 29, 1996, as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement.

(g)	Filed on March 21, 2002 as an Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.

(h)	Incorporated by reference to Exhibit b to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 14, 2000.

(i)	Filed on May 19, 1998, as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement.

(j)	Filed on April 1, 1999, as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement.

(k)	Incorporated by reference as Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed on December 21, 1999.

(l)	Filed on February 1, 2000, as Exhibit to Post-Effective Amendment No. 11 to the Registration Statement.

(m)
Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

(n)	Filed on April 4, 2000, as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement.

(o)
Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on July 5, 2000.

(p)
Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(q)
Incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Merrill Lynch Adjustable Rate Securities Fund, Inc. (File No. 33-40332), filed on September 28, 2000.

(r)
Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Merrill Lynch International Equity Fund (File No. 33-44917) filed on September 28, 2001.

(s)	Filed on May 25, 2001 as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement.

(t)	Incorporated by reference to Exhibit (b)(2) to the Issuer Tender Offer Statement on schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on December 14, 2001.

(u)	Filed on May 28, 2002 as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement.

(v)
Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(w)
Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(x)	Incorporated by reference to Exhibit (b)(3) to the Issuer Tender Offer Statement on Schedule TO of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973), filed on December 13, 2002.

(y)
Incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc. (File No. 333-85731), filed on October 24, 2002.

Item 24.    Persons Controlled By Or Under Common Control With Registrant.

        The Registrant does not control and is not under common control with any other person.

Item 25.    Indemnification.

        Reference is made to Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

        Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

         In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

        Fund Asset Management, L.P. (“FAM”), an affiliate of Merrill Lynch Investment Managers, L.P. (“MLIM”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

        MLIM acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

        The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of MLIM, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

        Set forth below is a list of each executive officer and partner of FAM and MLIM indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since February 1, 2000, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with MLIM/FAM	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company

Princeton Services	General Partner

Robert C. Doll, Jr.	President	Co-Head (Americas Region) of MLIM
from 2000 to 2001 and Senior Vice President
thereof from 1999 to 2001; Director of Princeton
Services; Chief Investment Officer of
OppenheimerFunds, Inc. in 1999 and Executive Vice
President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President	President of Merrill Lynch Mutual Funds; Executive Vice President and Director of Princeton Services; President and Director of FAMD; President of Princeton Administrators; Director of FDS

Donald C. Burke	First Vice President and Treasurer; Director of Taxation of MLIM	Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M.M. Miller	Senior Vice President of MLIM	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services
Mary E. Taylor	Head (Americas Region) of MLIM	Senior Vice President of ML & Co.

       Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of registered investment companies advised by FAM or MLIM. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London, EC4R, 9AS, England.

        Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since February 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

Name	Position(s) With MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman	President of Merrill Lynch Mutual Funds; Chairman
(Americas Region) of MLIM and FAM; Executive
Vice President of MLIM and FAM; Executive Vice President
and Director of Princeton Services; President and
Director of FAMD; President of Princeton Administrators;
Director of FDS

Nicholas C.D. Hall	Director	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management

James T. Stratford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Carol Ann Langham	Company Secretary	None

Debra Anne Searle	Assistant Company Secretary	None

Item 27. Principal Underwriters.

        (a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury VI Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

        (b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Director

Michael G. Clark	Treasurer and Director	None

Thomas J. Verage	Director	None

Michael J. Brady	Vice President	None

William M. Breen	Vice President	None

Donald C. Burke	Vice President	Vice President and Treasurer


Debra W. Landsman-Yaros	Vice President	None

William Wasel	Vice President	None

Robert Harris	Secretary	None

        (c)  Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.    Management Services.

        Other than as set forth under the caption “Management of the Program — Merrill Lynch Investment Managers” in the Prospectus of Merrill Lynch Mid Cap Value Fund or “Management of the Program — Fund Asset Management” in the Prospectus of each of Mercury Growth Opportunity Fund constituting Part A of the Registration Statement and under “Management of the Program — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement for each Fund, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.

        Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 31st day of January, 2003.

THE ASSET PROGRAM INC.
(Registrant)

	By:	/s / DONALD C. BURKE

(Donald C. Burke, Vice President and Treasurer)

        Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Director

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

JAMES H. BODURTHA* (James H. Bodurtha)	Director

JOE GRILLS* (Joe Grills)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

ANDRÉ F. PEROLD* (André F. Perold)	Director

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Director

ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Director

MELVIN R. SEIDEN* (Melvin R. Seiden)	Director

STEPHEN B. SWENSRUD* (Stephen B. Swensrud)	Director


*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		January 31, 2003

EXHIBIT INDEX

Exhibit Number			Description
1	(n)	—	Articles Supplementary Classifying Shares of Authorized Capital Stock, Increasing the Authorized Capital Stock of the Corporation, and Creating an Additional Class of Common Stock, dated December 9, 2002.
8	(a)(3)	—	Amendment to the Transfer Agency, Dividend Disbursing Agency, and Shareholder Servicing Agreement, dated January 1, 2003.
10		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant.